Business combinations - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2013 Nomura Land and Building Co., Ltd. [Member]	Mar. 31, 2012 Nomura Land and Building Co., Ltd. [Member]
Business Acquisition [Line Items]
Agreement entered, date				May 13, 2011
Effective date of Share Exchange Agreement				Jul. 01, 2011
Acquired additional issued shares, percentage				39.00%
Date of Share Purchases				May 24, 2011
Total payment in relation to Share Purchases				¥ 37,620
Gain from bargain purchase				44,963
Percentage of outstanding shares				38.50%
Loss from change in fair value of equity investments				16,555
Equity investments remeasured at fair value				38,379
Loss from equity investments remeasured at fair value				4,109
Revenues generated				488,536
Net income (loss) on Share Purchases				5,107
Common shares allotted for each share				118
Common shares issued	3,822,562,601	3,822,562,601		103,429,360
Revenues from real estate sales			336,858	251,377
Costs of real estate sales			¥ 306,570	¥ 226,450